Impairment losses and goodwill - Goodwill - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill [abstract]
Opening balance	€ 24,192	€ 27,596
Impairment of goodwill	(817)	(3,702)
Closing balance	23,113	24,192	€ 27,596
Gross carrying amount [member]
Changes in goodwill [abstract]
Opening balance	33,626	33,273
Acquisitions	(206)	266	26
Disposals		(4)
Translation adjustment	(280)	91	(331)
Closing balance	33,140	33,626	33,273
Accumulated impairment [member]
Changes in goodwill [abstract]
Opening balance	(9,435)	(5,678)
Impairment of goodwill	(817)	(3,702)
Translation adjustment	225	(55)	257
Closing balance	€ (10,028)	€ (9,435)	€ (5,678)